Vessels, Net and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Vessels, Net and Other Fixed Assets, Net [Abstract]
Vessels, Net
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2012	$374,726,346	$(8,032,751)	$366,693,595
Vessel acquisitions	49,379,525	-	49,379,525
Depreciation	-	(14,967,048)	(14,967,048)
Balance, December 31, 2012	$424,105,871	$(22,999,799)	$401,106,072
Depreciation	-	(15,075,915)	(15,075,915)
Balance, December 31, 2013	$424,105,871	$(38,075,714)	$386,030,157